Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (6,571,184)	$ (7,069,862)	$ (6,128,442)
Adjustments for items not affecting cash:
Depreciation and amortization	425,763	407,013	252,097
Share-based compensation	1,977,187	2,061,810	4,813,049
Net gain from disposal of fixed assets	(477,115)		(813,064)
Impairment of goodwill		14,038
Non-cash lease expenses			(25,643)
Deferred income tax expense	(354,012)	277,874	(207,488)
Changes in operating assets and liabilities
Accounts receivable and other receivable	(414,866)	217,407	118,608
Prepaid expenses	1,020,250	(1,323,593)	614,548
Long-term prepaids	(7,500,023)
Operating lease – lease liabilities and right of use assets	25,064	(45,022)
Inventory	(7,285)	(21,170)
Accounts payable & accrued liabilities	1,112,423	(212,817)	(1,320,563)
Deferred revenue	1,274,677	233,493	(1,283,314)
Income tax receivable	7,399	254,342	2,293
Student deposits		(46,040)	(635,778)
Net cash used in operating activities	(9,481,722)	(5,252,527)	(4,613,697)
Cash Flows from Investing Activities:
Purchase of property and equipment	(40,343)	(14,231)	(51,410)
Collection (addition) of notes receivable			(305,000)
Repayment to related parties			(270,000)
Share buyback		(1,250,007)
Acquisition of additional interest in subsidiary		(187,505)
Net cash acquired from (used for) business acquisitions		574,108	(1,945,931)
Proceeds from sale of fixed assets	757,115		1,920,861
Net cash provided from (used in) investing activities	716,772	(877,635)	(651,480)
Cash Flows from Financing Activities:
Long term investment received for Gilmore	3,737,727
Share issuances, net of issuance costs	800,000		200,000
Proceeds borrowed from third party	409,956
Net cash provided from financing activities	4,947,683		200,000
Effect of exchange rate changes on cash and cash equivalents	470	(7,346)	(28,938)
Net increase/(decrease) in cash, cash equivalents	(3,816,797)	(6,137,508)	(5,094,115)
Cash and cash equivalents and restricted cash, beginning of year	5,305,551	11,443,059	16,537,174
Cash and cash equivalents and restricted cash, end of year	1,488,754	5,305,551	11,443,059
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid	10,787	10,575	14,166
Non-cash investing activities – acquisition of operating lease right-of-used assets	2,267,597	561,247	574,483
Non-cash investing activities – assumption of operating lease obligation	$ 2,238,099	$ 572,564	$ 574,483